COMMITMENTS	12 Months Ended
Dec. 31, 2017
COMMITMENTS [abstract]
Disclosure of commitments

17              36 COMMITMENTS

(a)             Capital commitments

As at 31 December 2017, the Group had the following capital commitments:

	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Contracted but not provided for	769,013	1,341,055

Authorised but not contracted for	1,165,237	518,945

A substantial amount of these commitments is related to the reform of stations or facilities relating to the existing railway lines of the Company, which would be financed by self-generated operating cash flow.

36        COMMITMENTS (CONTINUED)

(b)             Operating lease commitments

In connection with the acquisition of Yangcheng Railway Business, the Company signed an agreement on 15 November 2004 with Guangzhou Railway Group for leasing the land use rights associated with the land on which the acquired assets of Yangcheng Railway Business are located.  The agreement became effective upon the completion of the acquisition on 1 January 2007 and the remaining lease term is 20 years, renewable at the discretion of the Company. According to the terms of the agreement, the rental for such lease would be agreed by both parties every year with a maximum amount not exceeding RMB74,000,000 per year. During the year ended 31 December 2017, the related lease rental paid and payable was approximately RMB57,358,000 (2015 and 2016: RMB55,090,000).